Income taxes - Disclosure of Current and Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive (loss)/income
Current taxes	$ 0	$ (2)
Deferred taxes	(128)	199
Total income taxes (expense) recovery	(128)	197
Deficit
Current taxes	0	1
Deficit	(26)	(8)
Total income taxes (expense) recovery	$ (26)	$ (7)